Finance Income (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Finance income
Net foreign exchange gain arising from financing - unrealized	$ 77.6		$ 107.9
Change in fair value of embedded options	30.6	$ 19.0	34.9	$ 29.6
Interest income - bank deposits	11.1	5.0	31.7	12.9
Change in fair value of foreign exchange swaps	10.2	1.3	10.4	7.0
Other interest income	0.7		1.4
Net foreign exchange gain arising from financing - realized		0.4
Change in fair value of interest rate caps				0.2
Total Finance income	$ 130.2	$ 25.7	$ 186.3	$ 49.7